Intangible assets, net - Schedule of Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Intangible assets, net [Line Items]
Subtotal	¥ 199,168	¥ 860,197		$ 30,524
Less: Accumulated amortization	(105,484)	(661,916)		(16,166)
Less: Impairment	22,322	32,014		3,421
Total	71,362	166,267		10,937
Impairment charges	31,876	32,014	¥ 0
Travel license [Member]
Intangible assets, net [Line Items]
Subtotal	31,056	31,056		4,760
Insurance agency license [Member]
Intangible assets, net [Line Items]
Subtotal	11,711	11,711		1,795
Softwares [Member]
Intangible assets, net [Line Items]
Subtotal	73,721	74,535		11,297
Technology [Member]
Intangible assets, net [Line Items]
Subtotal	4,300	4,300		659
Trade names [Member]
Intangible assets, net [Line Items]
Subtotal	41,634	41,634		6,381
Impairment charges	15,482
Business Cooperation Agreements [Member]
Intangible assets, net [Line Items]
Subtotal	0	660,215		0
Impairment charges	9,554	32,014
Supplier Relationship
Intangible assets, net [Line Items]
Subtotal	8,560	8,560		1,312
Customer relationship [Member]
Intangible assets, net [Line Items]
Subtotal	21,787	21,787		3,339
Impairment charges	6,840
Non-compete agreements [Member]
Intangible assets, net [Line Items]
Subtotal	¥ 6,399	¥ 6,399		$ 981